Operating Segments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments			Total
Particulars	2022	2023	2024	2022	2023	2024	2022	2023	2024	2022	2023	2024	2022	2023	2024
Consolidated revenue	88,712	147,793	201,246	157,267	337,686	435,542	39,896	74,873	92,693	18,047	32,684	53,043	303,922	593,036	782,524
Add: Customer inducement costs recorded as a reduction of revenue*	67,090	135,338	116,423	41,545	90,487	123,695	1,814	8,025	9,432	798	1,902	440	111,247	235,752	249,990
Less: Service cost	311	3,078	—	54,760	168,387	210,357	3,397	5,596	—	282	506	4,732	58,750	177,567	215,089
Adjusted Margin	155,491	280,053	317,669	144,052	259,786	348,880	38,313	77,302	102,125	18,563	34,080	48,751	356,419	651,221	817,425
Other income													3,490	2,798	770
Personnel expenses													(116,924)	(131,968)	(147,587)
Marketing and sales promotion expenses													(51,033)	(101,601)	(123,304)
Customer inducement costs recorded as a reduction of revenue*													(111,247)	(235,752)	(249,990)
Other operating expenses													(81,575)	(133,698)	(204,833)
Depreciation, amortization and impairment													(29,496)	(27,396)	(27,267)
Finance income													9,984	10,974	24,365
Finance costs													(26,326)	(46,732)	3,307
Share of profit of equity-accounted investees													34	10	52
Profit (loss) before tax													(46,674)	(12,144)	92,938

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived at by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.

Summary of Geographical Segments

In presenting the geographical information, revenue is based on the geographical location of customers and assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2022	2023	2024	2023	2024
India	298,245	564,284	739,652	663,857	656,154
United States	69	195	324	299	221
South East Asia	2,221	11,201	14,210	4,503	4,325
Europe	18	1,337	3,374	—	—
Others	3,369	16,019	24,964	4,121	737
Total	303,922	593,036	782,524	672,780	661,437

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).